Expenses By Nature - Schedule of Finance Costs (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Abstract]
Finance issue expense	[1]	$ 65,849
Interest accretion expense	[2]	50,126	21,792
Other finance expenses		73,856	56,568
Finance costs		$ 189,831	$ 78,360

[1]	Represents the portion of the March 2024 Offering financing costs allocated to the Subscription Warrants.
[2]	Interest accretion expense or amortization of the discount is in respect of the lease liability, representing also the interest portion of lease payments (See Note 11)